OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES
NOTE 33: OTHER LIABILITIES

	2021	2020
	£m	£m
Settlement balances	541	1,191
Unitholders’ interest in consolidated Open-Ended Investment Companies[1]	12,080	11,784
Unallocated surplus within insurance businesses	308	343
Lease liabilities	1,475	1,672
Other creditors and accruals	5,543	5,357
Total other liabilities	19,947	20,347
1Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 51.